Financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Disclosure of redeemable preference share with determinable redemption date [Table Text Block]
	December 31, 2022		December 31, 2021
	Number of shares	$	$
Balance, beginning of year	132,400,000	72,426	78,299
Fair value adjustment for the year	-	(5,617)	(873)
Redemption of preferred shares during the year	-	-	(5,000)
Balance, end of year	132,400,000	66,809	72,426